Material License Agreements	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Material License Agreements

15.MATERIAL LICENSE AGREEMENTS

 Almirall

In 2012, the Company originally entered into a global licensing agreement with Almirall to develop DHODH inhibitor, LAS186323, which the Company refers to as farudodstat, for rheumatoid arthritis (excluding any topical formulation), without upfront payments. Under the license agreement, the Company agreed to fund and develop farudodstat to the end of Phase 2 through a development program.

The original license agreement was replaced by a new agreement, executed in December 2015 and amended in March 2018, granting an exclusive, worldwide license to develop, manufacture and commercialise farudodstat products for all human diseases, excluding topically-administered products embodying the compound for keratinocyte hyperproliferative disorders, and the non-melanoma skin cancers basal cell carcinoma, squamous cell carcinomas and Gorlin Syndrome. Under the license agreement, Almirall is eligible to receive milestone payments and royalties based on the sales generated by the Company and/or sublicensees. As of December 31, 2020 and December 31, 2021, the Company did not accrue for the above contingent payments since the milestones had not been yet achieved.

CSL

The Company entered into a global license agreement with CSL Limited (“CSL”), in May 2014, to develop the anti-IL13 receptor monoclonal antibody, CSL334 (which the Company refers to as eblasakimab) and antigen binding fragments thereof, for the treatment, diagnosis or prevention of diseases or conditions in humans, without upfront payments. This license agreement was amended in May 31, 2019, pursuant to which the Company obtained an exclusive, worldwide license to certain intellectual property owned or licensed by CSL, including patents and know-how, to develop, manufacture for clinical trials and commercialise eblasakimab for the treatment, diagnosis or prevention of diseases or conditions in humans. The Company’s development under such agreement is currently focused on the treatment of allergies conditions, and in particular, atopic dermatitis.

Under the amended agreement, the Company is generally obligated to use diligent efforts to develop eblasakimab products in accordance with the development plan, to obtain marketing approvals for eblasakimab products worldwide and to commercialise eblasakimab products, either by itself or through sublicensees.

In consideration of the rights granted to the Company under the amended agreement, the Company will make a first payment of $30 million to CSL upon commencement of a Phase 3 clinical trial of eblasakimab. The Company will also be required to pay up to an aggregate of $95 million to CSL if certain regulatory milestones are achieved, up to an aggregate of $655 million if certain sales milestones are achieved and tiered royalties on net sales of eblasakimab products ranging between a mid-single digit percentage and 10%. The Company is also responsible for all payments to third-party licensors to CSL, to the extent such obligations relate to the exploitation of the rights licensed under CSL’s agreement with those parties and sublicensed to the Company under the amended agreement. As of December 31, 2021, the Phase 2b clinical trial investigating eblasakimab as a therapeutic antibody for moderate-to-severe atopic dermatitis is still ongoing and the aforementioned milestones have not been met. The Company did not make any other payments related to the in-license agreements for the years ended December 31, 2020 and 2021.

Kyungnam Biopharma (previously known as BioGenetics Co. Ltd.)

In 2019, the Company entered into two licensing agreement with Kyungnam Biopharma to grant exclusive rights to commercialise varlitinib and farudodstat in South Korea in exchange for an upfront payment of $3 million and up to $11 million in sales and development milestone payments. The Company has no other performance obligation in addition to the license, and Kyungnam Biopharma will be responsible for obtaining initial and all subsequent regulatory approvals of farudodstat in South Korea. There were no transaction with Kyungnam Biopharma in 2020 or 2021.

Net revenue and cost of revenue

With regards to the two licensing agreements with Kyungnam Biopharma, the Company has no other performance obligation in addition to the licenses, and Kyungnam Biopharma will be responsible for obtaining initial and all subsequent regulatory approvals of varlitinib and farudodstat in South Korea. Since the Company has no other performance obligation in addition to the licenses, the Company recognised the upfront combined payments of US$3 million as revenue in 2019.

Under the in-license agreement to develop farudodstat with Almirall, Almirall is eligible to receive a payment of 10% (ten per cent) of the proceeds from the out-licensing of farudodstat. The related cost of revenue in the amount of $82,259 payment to Almirall and a payment of $325,000 to former South Korea licensee Hyundai in order to buy back the rights to commercialise varlitinib in South Korea was recognised as operating costs accordingly in 2019.